Fixed Assets, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET
11.
FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Computer equipment	2,285,185	1,960,884	284,301
Office building	588,685	588,685	85,351
Leasehold improvements	194,336	162,653	23,582
Office furniture and equipment	158,784	147,766	21,424
Others	27,786	29,211	4,235
	3,254,776	2,889,199	418,893
Less: Accumulated depreciation	(1,916,807)	(1,793,614)	(260,050)
Construction in progress	6,815	9,136	1,326
	1,344,784	1,104,721	160,169

Impairment charges in the amount of RMB95,111, nil and nil were recognized on fixed assets for the years ended December 31, 2020, 2021 and 2022, respectively.

Depreciation expense was RMB480,396, RMB400,241 and RMB337,423 (US$48,922) for the years ended December 31, 2020, 2021 and 2022, respectively.